Stockholder's Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholder's Equity
Stockholder's Equity

Pursuant to the Company's certificate of incorporation adopted in accordance with the Plan, the Company is authorized to issue an aggregate of 50,000,000 shares of stock consisting of: (i) 45,000,000 shares of Common Stock and (ii) 5,000,000 shares of Preferred Stock.

Successor Common Stock

Holders of Common Stock are entitled to one vote for each share held. Common Stock will vote as a single class on all matters on which stockholders are entitled to vote, except as otherwise provided in the certificate of incorporation or as required by law. Generally, all matters to be voted on by stockholders, other than the election of directors, must be approved by a majority of the Common Stock, then-issued and outstanding. Subject to the rights of the holders of any series of Preferred Stock to elect directors under certain circumstances, directors shall be elected by a plurality of the voting power present in person or represented by proxy and entitled to vote generally in the election of directors. No stockholder shall be entitled to exercise the right of cumulative voting.

In connection with the Company’s emergence from Chapter 11 and in reliance upon the exemption from the registration requirements of the Securities Act of 1933, as amended (the "Securities Act"), pursuant to Section 1145 of the Bankruptcy Code, the Company issued a total of 22,500,000 shares of Common Stock on August 30, 2019.

As of September 30, 2019, the Company had 22,500,000 issued and outstanding shares of Common Stock.

Successor Preferred Stock

The board of directors of the Company has the authority, without action by its stockholders, to designate and issue preferred stock of the Company in one or more series and to designate the rights, powers, preferences and privileges of each series and any qualifications, limitations or restrictions thereof, which may be greater or less than the rights of the Common Stock. As of September 30, 2019, no shares of preferred stock were issued.

Predecessor Accumulated Other Comprehensive Income (Loss)

The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the period from January 1, 2019 through August 31, 2019 (amounts in thousands):

Predecessor Company
Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2018	$7,608
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	(468)
Balance at March 31, 2019	$7,140
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	(472)
Balance at June 30, 2019	$6,668
Fresh start adjustment (b)	(6,668)
Balance at August 31, 2019	$—

(a)	Amounts reclassified into Net loss are included in Interest expense on the condensed consolidated statements of operations. See note 7, Derivatives for further information.

(b)
The remaining amount recognized in Accumulated other comprehensive income (loss) was evaluated to have no fair value upon the application of fresh start accounting pursuant to the Plan. See note 3, Fresh Start Accounting for further information.

The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the nine months ended September 30, 2018 (amounts in thousands):

Predecessor Company
Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2017	$(7,375)
Impact of adoption of ASU 2017-12	605
Adjusted balance at January 1, 2018	(6,770)
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0	13,668
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	738
Net period Other comprehensive income	14,406
Balance at March 31, 2018	$7,636
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0	5,096
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	425
Net period Other comprehensive income	5,521
Balance at June 30, 2018	$13,157
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0	3,165
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	104
Net period Other comprehensive income	3,269
Balance at September 30, 2018	$16,426

(a)	Amounts reclassified into Net loss are included in Interest expense on the condensed consolidated statements of operations.

Stockholder's Equity

Common Stock

Pursuant to the Monitronics Acquisition, the Company deauthorized all shares of Class A and Class B common stock upon its merger with Merger Sub on December 17, 2010. The existing entity has one thousand shares of common stock issued and outstanding to Ascent Capital as of December 31, 2010.  There have been no changes to the common stock issued and outstanding since the Monitronics Acquisition.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) included in the consolidated balance sheets and consolidated statement of stockholder's equity reflect the aggregate fair market value adjustments to the Swaps.

The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the periods presented (amounts in thousands):

Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2015	$(13,546)
Unrealized loss on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	(2,673)
Reclassifications of unrealized loss on derivatives into net income, net of income tax of $0 (b)	7,262
Net current period other comprehensive income (loss)	4,589
Balance at December 31, 2016	$(8,957)
Unrealized loss on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	(3,842)
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (b)	5,424
Net current period other comprehensive income	1,582
Balance at December 31, 2017	$(7,375)
Impact of adoption of ASU 2017-12	605
Adjusted balance at January 1, 2018	$(6,770)
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	12,882
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (b)	1,496
Net current period other comprehensive income	14,378
Balance at December 31, 2018	$7,608

(a)        No income taxes were recorded on the unrealized gain / (loss) on derivative instrument amounts for 2018, 2017 and 2016 because the Company is subject to a full valuation allowance.
(b)        Amounts reclassified into Net loss are included in Interest expense on the consolidated statement of operations.  See note 10, Derivatives, for further information.